FORM N-Q

                QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
               OF REGISTERED MANAGEMENT INVESTMENT COMPANY


               Investment Company Act file number: 811-4084


                       Hawaiian Tax-Free Trust
              (Exact Name of Registrant as Specified in Charter)

                        380 Madison Avenue, Suite 2300
                          New York, New York  10017
              (Address of Principal Executive Offices)(Zip Code)

Registrant's Telephone Number, including Area Code: (212) 697-6666

       Joseph P. DiMaggio, Chief Financial Officer and Treasurer
                        380 Madison Avenue, Suite 2300
                          New York, New York  10017
                    (Name and address of Agent for Service)

                   Date of fiscal year end: March 31, 2006

                  Date of reporting period: December 31, 2006


Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


Item 1. Schedule of Investments.

Schedule of investments as of the close of the reporting period as set forth in subsection 210.12-12 - 12-14 of Regulation S-X (17 CFR 210.12-12 - 12-14)

                             Hawaiian Tax-Free Trust
                             Schedule of Investments
                                December 31, 2006
                                   (unaudited)


                 Principal             Security                                                 Moody's/S&P
                  Amount               Description                                                Ratings           Value   (a)

Municipal Bonds
(98.6%):

Hawaii (93.6%):
Hawaii General Obligation Bonds (56.3%)
                                     City and County of Honolulu, Hawaii ,
                                      Series A, FGIC Insured
            $     9,970,000          7.350%, 07/01/07                                               Aaa/AAA        $ 10,151,055
                  3,600,000          7.350%, 07/01/08                                               Aaa/AAA           3,793,284
                  1,715,000          6.000%, 01/01/11                                               Aaa/AAA           1,864,102
                      5,000          5.750%, 04/01/11                                               Aaa/AAA               5,401
                  1,580,000          6.000%, 01/01/12                                               Aaa/AAA           1,748,033
                  3,025,000          5.750%, 04/01/13                                               Aaa/AAA           3,371,181

                                     City and County of Honolulu, Hawaii
                                     , Series A, FSA Insured
                  2,500,000           5.000%, 09/01/09                                              Aaa/AAA           2,585,925

                                     City and County of Honolulu, Hawaii
                                     , Series A, FSA Insured,
                                      Prerefunded 09/01/11 @100, Collateral:
                                      U.S. Treasury Obligations & Resolution
                                      Funding Corp.
                  3,500,000          5.375%, 09/01/18                                               Aaa/AAA           3,743,915
                  2,000,000          5.125%, 09/01/20                                               Aaa/AAA           2,118,200

                                     City and County of Honolulu, Hawaii,
                                      Series A, MBIA Insured
                  9,335,000          5.000%, 07/01/21                                               Aaa/AAA          10,029,337
                  5,000,000          5.000%, 07/01/22                                               Aaa/AAA           5,364,450

                                     City and County of Honolulu, Hawaii, Series
                                      A, MBIA Insured, Prerefunded 03/01/13 @100,
                                     Collateral: U.S. Government Securities
                  1,885,000          5.250%, 03/01/15                                               Aaa/AAA           2,042,341
                  3,005,000          5.250%, 03/01/17                                               Aaa/AAA           3,255,827
                  1,255,000          5.250%, 03/01/18                                               Aaa/AAA           1,359,755

                                     City and County of Honolulu, Hawaii, 1993 Series
                                      A, FGIC - TCRS Insured, Escrowed to
                                     Maturity, Collateral: U.S. Government Securities
                  4,110,000          6.000%, 01/01/11                                              #Aaa/AAA           4,460,953
                    920,000          6.000%, 01/01/12                                              #Aaa/AAA           1,016,076

                                     City and County of Honolulu, Hawaii
                                     1994 Series A,
                                     FGIC Insured, Escrowed to Maturity, Collateral:
                                      U.S. Government Securities
                  3,995,000          5.750%, 04/01/11                                               Aaa/NR            4,316,757
                    775,000          5.750%, 04/01/13                                               Aaa/AAA             861,862

                                     City and County of Honolulu, Hawaii
                                     Refunded - 1995 Series A,
                                     Escrowed to Maturity, MBIA Insured, Collateral:
                                      U.S. Government Securities
                  1,355,000          6.000%, 11/01/09                                              #Aaa/AAA           1,439,281
                    860,000          6.000%, 11/01/09                                               Aaa/AAA             913,492
                  1,090,000          6.000%, 11/01/10                                               Aaa/AAA           1,179,805
                    410,000          6.000%, 11/01/10                                              #Aaa/AAA             443,780

                                     City and County of Honolulu, Hawaii, 2003-
                                      Series A, MBIA Insured, Unrefunded Portion
                  1,115,000          5.250%, 03/01/15                                               Aaa/AAA           1,217,045
                  1,775,000          5.250%, 03/01/17                                               Aaa/AAA           1,927,224
                    745,000         5.250%, 03/01/18                                                Aaa/AAA             807,185

                                     City and County of Honolulu, Hawaii
                                     , Series B,
                                     FGIC Insured, Unrefunded Portion
                  7,310,000          5.500%, 10/01/11                                               Aaa/AAA           7,896,774

                                     City and County of Honolulu, Hawaii
                                      , Series B,
                                      Prerefunded 11/01/07 @101, FGIC Insured,
                                      Collateral: U.S. Treasury Obligations & Agencies
                    930,000          5.000%, 11/01/13                                               Aaa/AAA             949,474
                  1,060,000          5.000%, 11/01/14                                               Aaa/AAA           1,082,196
                    530,000          5.000%, 11/01/16                                               Aaa/AAA             541,098
                  1,400,000          5.000%, 11/01/17                                               Aaa/AAA           1,429,316

                                     City and County of Honolulu, Hawaii
                                     , Series B,
                                     Prerefunded 07/01/09 @101, FGIC Insured,
                                      Collateral: U.S. Treasury & Agency Obligations
                  2,595,000          5.125%, 07/01/15                                               Aaa/AAA           2,708,453

                                     City and County of Honolulu, Hawaii, Series B,
                                       Prerefunded to 07/01/09 @101, FGIC Insured,
                                       Collateral: U.S. Government Securities
                  4,490,000          5.000%, 07/01/19                                               Aaa/AAA           4,673,057
                  1,395,000          5.000%, 07/01/20                                               Aaa/AAA           1,451,874

                                     City and County of Honolulu, Hawaii
                                     , Series C,
                                     FGIC Insured
                  7,750,000          5.125%, 07/01/14                                               Aaa/AAA           8,090,690
                  2,510,000          5.000%, 07/01/18                                               Aaa/AAA           2,605,631

                                     City and County of Honolulu, Hawaii,
                                      Series C, MBIA Insured
                  6,740,000          5.000%, 07/01/18                                               Aaa/AAA           7,296,859

                                     City and County of Honolulu, Hawaii,
                                       Series D, MBIA Insured
                  3,750,000          5.000%, 07/01/19                                               Aaa/AAA           4,048,575
                  6,080,000          5.000%, 07/01/21                                               Aaa/AAA           6,532,230

                                     City and County of Honolulu, Hawaii,
                                      Series F, FGIC Insured
                  5,335,000          5.250%, 07/01/20                                               Aaa/AAA           5,851,375

                                     City and County of Honolulu, Hawaii ,
                                      Water Utility
                                      Refunding and Improvement, Escrowed
                                      to Maturity, FGIC Insured, Collateral:
                                      U.S. Government Securities
                  1,125,000          6.000%, 12/01/12                                               Aaa/AAA           1,261,789
                  1,050,000          6.000%, 12/01/15                                               Aaa/AAA           1,224,877

                                     County of Hawaii, Series A, CIFG Insured
                  2,850,000          5.000%, 07/15/20                                               Aaa/AAA           3,090,426

                                     County of Hawaii
                                     , Series A, FGIC Insured
                  1,700,000          5.450%, 05/01/07                                               Aaa/AAA           1,709,860
                  3,170,000          5.500%, 05/01/08                                               Aaa/AAA           3,245,414
                  2,500,000          5.550%, 05/01/09                                               Aaa/AAA           2,605,950
                  4,905,000          5.600%, 05/01/11                                               Aaa/AAA           5,286,266
                  1,000,000          5.600%, 05/01/12                                               Aaa/AAA           1,093,540
                  1,000,000          5.600%, 05/01/13                                               Aaa/AAA           1,107,410
                  1,465,000          5.500%, 07/15/16                                               Aaa/AAA           1,574,685

                                     County of Hawaii
                                     , Series A, FSA Insured
                  1,000,000          5.400%, 05/15/15                                               Aaa/AAA           1,048,660
                  1,000,000          5.000%, 07/15/16                                               Aaa/AAA           1,070,600
                  2,000,000          5.000%, 07/15/17                                               Aaa/AAA           2,136,440
                  1,470,000          5.625%, 05/15/18                                               Aaa/AAA           1,546,558
                  1,000,000          5.000%, 07/15/18                                               Aaa/AAA           1,065,830

                                     County of Kauai, Hawaii, MBIA Insured,
                                     Prerefunded 08/01/11 @100, Collateral: State &
                                     Local Government Series 100%
                    140,000          5.625%, 08/01/13                                               NR/AAA              151,365
                    560,000          5.625%, 08/01/14                                               NR/AAA              605,461
                    355,000          5.625%, 08/01/17                                               NR/AAA              383,819
                    345,000          5.625%, 08/01/18                                               NR/AAA              373,007
                    805,000          5.500%, 08/01/20                                               NR/AAA              866,148

                                     County of Kauai, Hawaii, MBIA Insured,
                                      Unrefunded Portion
                    985,000          5.625%, 08/01/13                                               NR/AAA            1,066,253
                  1,060,000          5.625%, 08/01/14                                               NR/AAA            1,146,517
                    680,000          5.625%, 08/01/17                                               NR/AAA              734,611
                    655,000          5.625%, 08/01/18                                               NR/AAA              706,745
                  1,555,000          5.500%, 08/01/20                                               NR/AAA            1,667,022

                                     County of Kauai, Hawaii, Series A, FGIC Insured
                  1,000,000          5.000%, 08/01/23                                               Aaa/AAA           1,071,960
                  1,500,000          5.000%, 08/01/25                                               Aaa/AAA           1,603,440

                                     County of Kauai, Hawaii,
                                     Series A, FGIC Insured, Prerefunded
                                      08/01/10 @100, Collateral: State &
                                      Local Government Series 100%
                  1,000,000          6.125%, 08/01/13                                               Aaa/AAA           1,081,520
                  1,010,000          6.250%, 08/01/14                                               Aaa/AAA           1,096,527
                  1,000,000          6.250%, 08/01/15                                               Aaa/AAA           1,085,670
                  1,000,000          6.250%, 08/01/16                                               Aaa/AAA           1,085,670
                  1,275,000          6.250%, 08/01/17                                               Aaa/AAA           1,384,229

                                     County of Kauai, Hawaii
                                     , Series A,
                                     MBIA Insured, Refunding Bonds
                  1,010,000          5.700%, 02/01/07                                               Aaa/AAA           1,010,371

                                     County of Kauai, Hawaii, 2005-Series A,
                                      FGIC Insured
                  1,560,000          5.000%, 08/01/16                                               Aaa/AAA           1,699,433
                  2,010,000          5.000%, 08/01/17                                               Aaa/AAA           2,183,523
                  2,060,000          5.000%, 08/01/18                                               Aaa/AAA           2,231,557
                  1,075,000          5.000%, 08/01/19                                               Aaa/AAA           1,161,269

                                     County of Kauai, Hawaii
                                     Refunding Bonds, Series B & C,
                                     AMBAC Insured
                  1,355,000          5.900%, 08/01/08                                               Aaa/AAA           1,401,422
                    435,000         5.900%, 08/01/08                                               Aaa/AAA              449,903
                  1,300,000          5.950%, 08/01/10                                               Aaa/AAA           1,399,775

                                     County of Maui, Hawaii, MBIA Insured
                  1,250,000          3.800%, 03/01/16                                               Aaa/AAA           1,243,262
                  1,105,000          5.000%, 03/01/19                                               Aaa/AAA           1,189,986

                                     County of Maui, Hawaii
                                     , Series A, FGIC Insured, Prerefunded
                                      09/01/07 @101, Collateral: U.S.
                                      Government Securities
                  1,130,000          5.250%, 09/01/13                                               Aaa/AAA           1,153,007
                  1,265,000          5.250%, 09/01/15                                               Aaa/AAA           1,290,755
                  1,335,000          5.250%, 09/01/16                                               Aaa/AAA           1,362,181

                                     County of Maui, Hawaii
                                     , Series A,  FGIC Insured,
                                      Prerefunded 03/01/08 @101, Collateral:
                                      U.S. Government Securities
                  1,200,000          5.125%, 03/01/14                                               Aaa/AAA           1,231,764
                  1,050,000          5.125%, 03/01/16                                               Aaa/AAA           1,077,793
                  2,590,000          5.250%, 03/01/18                                               Aaa/AAA           2,662,183

                                     County of Maui, Hawaii, 2001 - Series
                                      A, MBIA Insured, Partially Prerefunded 03/01/11 @
                                     100, Collateral: U.S. Government Securities
                    435,000          5.500%, 03/01/2018                                             Aaa/AAA             464,380

                                     County of Maui, Hawaii Unrefunded Balance -
                                      Series A, MBIA Insured
                    565,000          5.500%, 03/01/2018                                             Aaa/AAA             603,160

                                     County of Maui, Hawaii
                                      , 2002 - Series A, MBIA Insured, Prerefunded
                                      to 03/01/12 @ 100, Collateral: U.S.
                                      Government Securities
                  1,105,000          5.250%, 03/01/15                                               Aaa/AAA           1,185,245
                  1,205,000          5.250%, 03/01/16                                               Aaa/AAA           1,292,507
                  1,000,000          5.250%, 03/01/18                                               Aaa/AAA           1,072,620
                  1,750,000          5.250%, 03/01/19                                               Aaa/AAA           1,877,085
                  1,000,000          5.000%, 03/01/20                                               Aaa/AAA           1,060,970

                                     County of Maui, Hawaii
                                     , Series B, FGIC Insured
                  1,065,000           5.250%, 03/01/11                                              Aaa/AAA           1,132,670

                                     County of Maui, Hawaii
                                     , Series C, FGIC Insured
                  1,020,000          5.250%, 03/01/16                                               Aaa/AAA           1,082,791
                  1,250,000          5.250%, 03/01/20                                               Aaa/AAA           1,320,525

                                     State of Hawaii
                                     , Series BZ, FGIC Insured
                  3,700,000          6.000%, 10/01/11                                               Aaa/AAA           4,076,882
                  3,500,000          6.000%, 10/01/12                                               Aaa/AAA           3,922,345

                                     State of Hawaii
                                     , Series CA, FGIC Insured
                  2,000,000          5.750%, 01/01/11                                               Aaa/AAA           2,155,460

                                     State of Hawaii
                                     , Series CH
                  1,000,000          4.750%, 11/01/11                                               Aa2/AA-           1,046,410

                                     State of Hawaii
                                     , Series CH, FGIC Insured
                  5,000,000          6.000%, 11/01/07                                               Aaa/AAA           5,096,800
                  3,390,000          6.000%, 11/01/08                                               Aaa/AAA           3,531,058

                                     State of Hawaii
                                     , Series CL, FGIC Insured
                  2,305,000          6.000%, 03/01/11                                               Aaa/AAA           2,513,026

                                     State of Hawaii
                                     , Series CM, FGIC Insured
                  3,000,000          6.500%, 12/01/15                                               Aaa/AAA           3,624,810

                                     State of Hawaii
                                      , Series CN, FGIC Insured,
                                      Prerefunded 03/01/07 @102, Collateral:
                                      U.S. Government Securities
                  4,000,000          5.250%, 03/01/10                                               Aaa/AAA           4,089,520
                  4,000,000          5.250%, 03/01/13                                               Aaa/AAA           4,089,520
                  3,000,000          5.500%, 03/01/14                                               Aaa/AAA           3,068,310
                  7,950,000          5.250%, 03/01/15                                               Aaa/AAA           8,127,921
                  1,000,000          5.250%, 03/01/17                                               Aaa/AAA           1,022,380

                                     State of Hawaii, Series CP, FGIC Insured,
                                      Prerefunded to 10/01/07 @101, Collateral: U.S.
                                      Government Securities
                  3,565,000          5.000%, 10/01/13                                               Aaa/AAA           3,635,730
                  1,565,000          5.000%, 10/01/14                                               Aaa/AAA           1,596,050
                  3,565,000          5.000%, 10/01/15                                               Aaa/AAA           3,635,730
                  5,135,000          5.000%, 10/01/17                                               Aaa/AAA           5,236,878

                                     State of Hawaii, Series CP, FGIC Insured,
                                      Unrefunded
                  1,435,000          5.000%, 10/01/13                                               Aaa/AAA           1,463,470
                     630,000         5.000%, 10/01/14                                               Aaa/AAA             642,405
                  1,435,000          5.000%, 10/01/15                                               Aaa/AAA           1,462,939
                  2,060,000          5.000%, 10/01/17                                               Aaa/AAA           2,099,799

                                     State of Hawaii
                                     , Series CR, MBIA Insured,
                                     Prerefunded 04/01/08 @101, Collateral:
                                      U.S. Government Securities
                  1,000,000          5.250%, 04/01/13                                               Aaa/AAA           1,029,120
                  5,000,000          5.000%, 04/01/16                                               Aaa/AAA           5,130,600
                  9,600,000          5.000%, 04/01/17                                               Aaa/AAA           9,850,752

                                     State of Hawaii
                                     , Series CS, MBIA Insured
                  5,500,000          5.000%, 04/01/09                                               Aaa/AAA           5,660,490

                                     State of Hawaii
                                     , Series CU, Prerefunded
                                     10/01/10 @100, MBIA Insured, Collateral:
                                       State & Local Government Series 100%
                  3,000,000          5.600%, 10/01/19                                               Aaa/AAA           3,200,520

                                     State of Hawaii
                                     , Series CV, FGIC Insured
                 11,000,000           5.000%, 08/01/20                                              Aaa/AAA          11,511,610
                  5,000,000          5.250%, 08/01/21                                               Aaa/AAA           5,306,000
                  1,015,000          5.000%, 08/01/21                                               Aaa/AAA           1,060,908

                                     State of Hawaii
                                     , Series CX, FSA Insured
                  8,725,000          5.500%, 02/01/13                                               Aaa/AAA           9,474,739
                  2,500,000          5.500%, 02/01/21                                               Aaa/AAA           2,708,800

                                     State of Hawaii
                                     , Series CZ, FSA Insured
                 14,000,000           5.250%, 07/01/18                                              Aaa/AAA          15,019,200

                                     State of Hawaii
                                      , Series CZ, FSA Insured
                                      Prerefunded to 07/01/12 @100,
                                      Collateral: U.S. Government Securities
                  3,000,000          5.250%, 07/01/17                                               Aaa/AAA           3,230,730

                                     State of Hawaii, Series DE, MBIA Insured
                 10,000,000           5.000%, 10/01/21                                              Aaa/AAA          10,687,000

                                     Hawaii State, Series DF, AMBAC Insured
                  3,500,000          5.000%, 07/01/18                                               Aaa/AAA           3,783,920
                 10,000,000           5.000%, 07/01/22                                              Aaa/AAA          10,728,900
                  3,500,000          5.000%, 07/01/23                                               Aaa/AAA           3,749,900
                 10,000,000           5.000%, 07/01/24                                              Aaa/AAA          10,699,100

                                     Hawaii State, Series DG, AMBAC Insured,
                                      Refunding
                  2,000,000          5.000%, 07/01/17                                               Aaa/AAA           2,166,760

                                     Hawaii State, Series DI, FSA Insured
                  5,000,000          5.000%, 03/01/20                                               Aaa/AAA           5,407,900
                  2,750,000          5.000%, 03/01/21                                               Aaa/AAA           2,967,745
                  5,000,000          5.000%, 03/01/22                                               Aaa/AAA           5,387,950

                                                                                                                 ----------------
                                                                                                                    399,092,361
                                                                                                                 ----------------
Hawaii Revenue Bonds (37.3%)

                                     Board of Regents, University of
                                     Hawaii, University System
                                     , Series A, FGIC Insured, Prerefunded
                                     to 07/15/12 @ 100, Collateral: State & Local
                                     Government Series 100%
                  2,000,000          5.500%, 07/15/19                                               Aaa/AAA           2,179,580
                  2,000,000          5.500%, 07/15/21                                               Aaa/AAA           2,179,580
                  2,000,000          5.500%, 07/15/22                                               Aaa/AAA           2,179,580
                  3,000,000          5.500%, 07/15/29                                               Aaa/AAA           3,269,370

                                     Board of Regents, University of
                                     Hawaii, University System
                                     , Series B, FSA Insured
                  1,110,000          5.250%, 10/01/12                                               Aaa/AAA           1,186,623
                  1,000,000          5.250%, 10/01/13                                               Aaa/AAA           1,067,680
                  1,140,000          5.250%, 10/01/14                                               Aaa/AAA           1,215,628
                  1,395,000          5.250%, 10/01/15                                               Aaa/AAA           1,489,414

                                     City and County of Honolulu, Hawaii
                                      Board of Water Supply & System, FSA Insured,
                                      Prerefunded 07/01/2011 @100, U.S. Government
                                      Securities
                  1,490,000          5.125%, 07/01/21                                               Aaa/AAA           1,578,387

                                     City and County of Honolulu, Hawaii
                                      Board of Water Supply & System
                                      , FSA Insured, Prerefunded to 07/01/11
                                      @ 100, Collateral: U.S. Government Securities
                  5,450,000          5.250%, 07/01/23                                               Aaa/AAA           5,801,253

                                     City and County of Honolulu, Hawaii
                                     Board of Water Supply & System
                                     , Series A, FGIC Insured
                  1,230,000          5.000%, 07/01/21                                               Aaa/AAA           1,312,226

                                     City and County of Honolulu, Hawaii
                                     Board of Water Supply & System , Series A,
                                     MBIA Insured
                 30,000,000           4.750%, 07/01/31                                              Aaa/AAA         30,854,400

                                     City and County of Honolulu, Hawaii
                                      Wastewater Systems, FGIC Insured
                  1,395,000           5.000%, 07/01/12                                              Aaa/NR            1,452,892

                                     City and County of Honolulu, Hawaii
                                     Wastewater Systems, Series A, FGIC Insured
                  2,825,000          5.000%, 07/01/22                                               Aaa/AAA           3,030,914

                                     City and County of Honolulu, Hawaii
                                     Wastewater Systems,
                                     Junior Series, FGIC Insured
                  2,000,000          5.250%, 07/01/18                                               Aaa/AAA           2,089,440
                  5,055,000          5.000%, 07/01/23                                               Aaa/AAA           5,228,033

                                     City and County of Honolulu, Hawaii
                                     Wastewater Systems,
                                     Senior Series, AMBAC Insured
                  1,810,000          5.500%, 07/01/11                                               Aaa/NR            1,948,338

                                     City & County of Honolulu, Hawaii Wastewater
                                      Systems Senior Series A, FGIC Insured
                  2,000,000          5.000%, 07/01/24                                               Aaa/AAA           2,139,820

                                     City & County of Honolulu, Hawaii Wastewater
                                      Systems Revenue First Bond Resolution, Series
                                      SR, Prerefunded to 07/01/11 @100, Collateral:
                                      State & Local Government Series 100%
                  1,065,000          5.500%, 07/01/16                                               Aaa/NR            1,144,577
                  3,000,000          5.500%, 07/01/17                                               Aaa/NR            3,224,160
                  2,310,000          5.500%, 07/01/18                                               Aaa/NR            2,482,603
                  2,000,000          5.250%, 07/01/19                                               Aaa/NR            2,128,900

                                     City and County of Honolulu, Hawaii Wastewater
                                      System First Bond Resolution, Senior Series
                                      A, MBIA Insured
                  4,560,000          4.500%, 07/01/32                                               Aaa/AAA           4,563,466
                  1,000,000          5.000%, 07/01/36                                               Aaa/AAA           1,064,510

                                     City and County of Honolulu, Hawaii Wastewater
                                      System Second Bond, Junior A-1 Remarket
                                     09/15/06, MBIA Insured
                  1,025,000          5.000%, 07/01/17                                               Aaa/AAA           1,121,391

                                     City and County of Honolulu, Hawaii Wastewater
                                      System Second Bond, Junior B-1 Remarket
                                     09/15/06, MBIA Insured
                  1,340,000          5.000%, 07/01/18                                               Aaa/AAA           1,461,551
                  1,935,000          5.000%, 07/01/19                                               Aaa/AAA           2,104,100
                  2,035,000          5.000%, 07/01/20                                               Aaa/AAA           2,206,123
                 19,715,000           5.000%, 07/01/32                                              Aaa/AAA          21,034,525

                                     City and County of Honolulu, Hawaii Board
                                      of Water Supply Water Systems, FSA Insured,
                                     Unrefunded Balance
                  1,510,000          5.125%, 07/01/21                                               Aaa/AAA           1,589,985

                                      Hawaii State Department of Budget and
                                       Finance Special Purpose Revenue (Chaminade
                                       University, Honolulu), Radian Insured
                  1,000,000          5.000%, 01/01/26                                               NR/AA(1)          1,054,800

                                     Hawaii State Department of Budget and
                                       Finance Special Purpose Revenue Linked
                                       Certificates
                                       (Kapiolani Health Care)
                  5,000,000          6.400%, 07/01/13                                               Baa1/BBB+         5,457,650

                                     Hawaii State Department of Budget and
                                      Finance Special Purpose Revenue (Mid Pacific
                                      Institute), Radian Insured
                  2,000,000          4.625%, 01/01/31                                                NR/AA            2,028,660
                  1,210,000          4.625%, 01/01/36                                                NR/AA            1,219,293

                                     Hawaii State Department of Budget and Finance
                                     Special Purpose Revenue (Hawaiian
                                     Electric Company, Inc.), Series A,
                                     AMBAC Insured
                  4,965,000          5.500%, 12/01/14                                               Aaa/AAA           5,262,205

                                     Hawaii State Department of Budget and Finance Special
                                     Purpose Revenue (Hawaiian
                                     Electric Company, Inc.), Series A,
                                     MBIA Insured
                  4,125,000          4.950%, 04/01/12                                               Aaa/AAA           4,378,522

                                     Hawaii State Department of Budget and Finance
                                      Special Purpose  Revenue (Hawaiian Electric
                                      Company, Inc.) Refunding Series A-AMT, FGIC Insured
                  5,000,000          4.800%, 01/01/25                                               Aaa/AAA           5,109,850

                                     Hawaii State Department of Budget and Finance of
                                     the State of Hawaii Special Purpose Revenue
                                      (Hawaiian Electric
                                     Company, Inc. and Subsidiaries
                                     Projects), Series A-AMT, MBIA Insured
                  5,700,000          5.650%, 10/01/27                                               Aaa/AAA           6,192,651

                                     Hawaii State Department of Budget and Finance
                                     Special Purpose Revenue (Hawaiian
                                     Electric Company, Inc., and
                                     Subsidiaries Projects), Series B-AMT,
                                     XL Capital Insured
                  1,000,000          5.000%, 12/01/22                                               Aaa/AAA           1,041,790

                                     Hawaii State Department of Budget and Finance
                                     Special Purpose Revenue (Hawaiian
                                     Electric Company, Inc.), Series
                                     D-AMT, AMBAC Insured
                  2,500,000          6.150%, 01/01/20                                               Aaa/AAA           2,633,375

                                     Department of Budget and Finance
                                     of the State of Hawaii Special
                                     Purpose (The
                                     Queen's Health System), Series B,
                                     MBIA Insured
                                     Prerefunded to 07/01/08 @ 102, Collateral:
                                      U.S. Treasury Strips 100%
                  8,000,000          5.250%, 07/01/23                                               Aaa/AAA           8,339,360

                                     Department of Hawaiian Home Lands
                                     (State of Hawaii)
                  1,310,000          4.150%, 07/01/08                                                A3/NR            1,316,956
                  1,525,000          4.350%, 07/01/10                                                A3/NR            1,552,679
                  1,245,000          4.450%, 07/01/11                                                A3/NR            1,271,631

                                     Housing Finance and Development
                                     Corporation (State of Hawaii) Single
                                     Family Mortgage,
                                     Series A-AMT, FNMA Insured
                  2,800,000          5.300%, 07/01/22                                               Aaa/AAA           2,899,652
                  3,700,000          5.750%, 07/01/30                                               Aaa/AAA           3,700,000
                    950,000         5.400%, 07/01/30                                                Aaa/AAA             977,892

                                     Housing Finance and Development
                                     Corporation (State of Hawaii) Single
                                     Family Mortgage,
                                     Series B, FNMA Insured
                  9,350,000          5.450%, 07/01/17                                               Aaa/AAA           9,584,218
                  6,800,000          5.300%, 07/01/28                                               Aaa/AAA           6,996,928

                                     Housing Finance and Development
                                     Corporation (State of Hawaii) University
                                      of Hawaii Faculty Housing Project,
                                     , AMBAC Insured
                  2,125,000          5.650%, 10/01/16                                               Aaa/AAA           2,137,197
                  4,000,000          5.700%, 10/01/25                                               Aaa/AAA           4,022,800

                                     State of Hawaii Airport System Revenue
                                     , AMT, FGIC Insured
                  4,000,000          5.750%, 07/01/17                                               Aaa/AAA           4,286,880
                 11,000,000           5.625%, 07/01/18                                              Aaa/AAA          11,714,230
                  6,000,000          5.250%, 07/01/21                                               Aaa/AAA           6,262,920

                                     State of Hawaii Airport System Revenue
                                     , AMT, Second Series,
                                      Escrowed to Maturity, MBIA Insured,
                                      Collateral: U.S. Government Securities
                  6,455,000          6.900%, 07/01/12                                               Aaa/AAA           7,066,805

                                     State of Hawaii Airport System
                                     , Series B-AMT, FGIC Insured
                  3,000,000          8.000%, 07/01/10                                               Aaa/AAA           3,395,790

                                     State of Hawaii Harbor Capital
                                     Improvement Revenue, AMT,
                                     MBIA Insured
                  3,850,000          5.750%, 07/01/17                                               Aaa/AAA           3,958,724

                                     State of Hawaii Harbor Capital
                                     Improvement Revenue, Series
                                     B-AMT, AMBAC Insured
                  3,000,000          5.500%, 07/01/19                                               Aaa/AAA           3,218,370

                                     State of Hawaii Harbor System Revenue
                                     , Series A-AMT, FSA
                                     Insured
                  2,000,000          5.750%, 07/01/17                                               Aaa/AAA           2,141,900
                  1,500,000          5.900%, 07/01/21                                               Aaa/AAA           1,613,715
                  3,345,000          5.000%, 01/01/31                                               Aaa/AAA           3,485,122

                                     State of Hawaii Harbor System Revenue Series A-AMT
                  2,415,000          4.750%, 01/01/11                                                A1/A+            2,486,605

                                     State of Hawaii Harbor System Revenue
                                     , Series B-AMT, FSA
                                     Insured
                  2,000,000          5.000%, 01/01/11                                               Aaa/AAA           2,085,100

                                     State of Hawaii Highway Revenue, FSA
                                      Insured,
                                     Prerefunded 07/01/11 @100
                  2,720,000          5.500%, 07/01/19                                               Aaa/AAA           2,881,731
                  1,110,000          5.500%, 07/01/20                                               Aaa/AAA           1,176,001

                                     State of Hawaii Highway Revenue
                                     Prerefunded 07/01/11 @100, FSA Insured,
                                      Collateral: State & Local Government Series 100%
                  1,530,000          5.375%, 07/01/14                                               Aaa/AAA           1,636,457
                  2,000,000          5.375%, 07/01/20                                               Aaa/AAA           2,139,160

                                     State of Hawaii Highway Revenue, Series
                                      A, FSA Insured
                  1,000,000          5.000%, 07/01/20                                               Aaa/AAA           1,076,620

                                     State of Hawaii Highway Revenue, Series
                                      B, FSA Insured
                  2,000,000          5.000%, 07/01/16                                               Aaa/AAA           2,177,340

                                     University of Hawaii Revenue Refunding,
                                      Series A, MBIA Insured
                 10,000,000           4.500%, 07/15/32                                              Aaa/AAA          10,046,100

                                                                                                                 -----------------
                                                                                                                    264,356,728
Puerto Rico (5.0%)                                                                                               -----------------

                                     Puerto Rico Commonwealth
                                     Aqueduct and Sewer Authority
                                     Revenue Bonds, MBIA Insured
                  2,500,000          5.000%, 07/01/15                                               Aaa/AAA           2,535,925

                                     Puerto Rico Commonwealth Government
                                      Facilities Revenue Bonds, Series A, FSA Insured
                  1,600,000          5.250%, 07/01/19                                               NR/AAA            1,817,072

                                     Puerto Rico Commonwealth Highway &
                                      Transportation Authority Highway Revenue,
                                      Series AA,
                                     MBIA Insured
                  1,000,000          5.500%, 07/01/18                                               Aaa/AAA           1,148,050

                                     Puerto Rico Commonwealth Highway &
                                      Transportation Authority Revenue Series G,
                                      FGIC Insured
                  1,000,000          5.250%, 07/01/15                                               Aaa/AAA           1,091,730

                                     Puerto Rico Commonwealth Infrastructure
                                      Finance Authority Special Capital Appreciation  -
                                     Series A, AMBAC Insured
                  5,685,000          zero coupon, 07/01/29                                          Aaa/AAA           2,126,588
                  5,500,000          zero coupon, 07/01/35                                          Aaa/AAA           1,552,100

                                     Puerto Rico Commonwealth Infrastructure Finance
                                      Authority Special Refunding  - Series C,
                                      AMBAC Insured
                  2,150,000          5.500%, 07/01/23                                               Aaa/AAA           2,530,937

                                     Puerto Rico Commonwealth Infrastructure
                                      Finance Authority Special Capital Appreciation  -
                                      Series C, AMBAC Insured
                  1,775,000          zero coupon, 07/01/28                                          Aaa/AAA             696,581

                                     Puerto Rico Commonwealth Public
                                     Finance Corp. Revenue Bonds, Series
                                     A, Prerefunded 08/01/11 @100,
                                     MBIA Insured, Collateral: 38% U.S. Treasury,
                                     62% U.S. Government Securities
                  5,000,000          5.500%, 08/01/17                                               Aaa/AAA           5,401,650

                                     Puerto Rico Commonwealth Public  Improvement
                                      General Obligation Bonds, MBIA Insured
                  1,800,000          5.250%, 07/01/13                                               Aaa/AAA           1,892,412

                                     Puerto Rico Commonwealth Public
                                     Improvement General Obligation Bonds,
                                     Series A, FGIC Insured
                  2,000,000          5.500%, 07/01/16                                               Aaa/AAA           2,268,800

                                     Puerto Rico Commonwealth Public Improvement
                                      General Obligation Bonds, Refunding Series A,
                                     MBIA Insured
                  6,245,000          5.500%, 07/01/20                                               Aaa/AAA           7,292,661

                                     Puerto Rico Commonwealth Public
                                     Improvement General Obligation
                                     Bonds, Series CR, FSA Insured
                  1,060,000          5.250%, 07/01/17                                               Aaa/AAA           1,191,970

                                     Puerto Rico Electric Power Authority Power
                                     Revenue Bonds Series QQ, XLCA Insured
                  3,195,000          5.500%, 07/01/16                                               Aaa/AAA           3,624,408

                                                                                                                 ----------------
                                                                                                                     35,170,884
                                                                                                                 ----------------



                Total Investments (Cost $672,973,561-note b) - 98.6%                                                698,619,973
                Other assets less liabilities - 1.4%                                                                  9,768,840
                                                                                                                 ----------------
                NET ASSETS - 100.0%                                                                              $  708,388,813
                                                                                                                 ================

                                                                    Percent of
      Portfolio Distribution By Quality  Rating (unaudited)         Portfolio

      Aaa or #Aaa of Moody's or AAA of S&P                          97.5     %
      Aa of Moody's or AA of S&P                                     0.8
      A of Moody's or S&P                                            1.0
      Baa of Moody's or BBB of S&P                                   0.8
                                                                   ------
                                                                   100.0  %
                                                                   ======

1 Rated AA by Fitch.


                                    PORTFOLIO ABBREVIATIONS:
           AMBAC           American Municipal Bond Assurance Corporation
           AMT             Alternative Minimum Tax
           CIFG            CDC IXIS Financial Guaranty
           FGIC            Financial Guaranty Insurance Co.
           FNMA            Federal National Mortgage Association
           FSA             Financial Securities Assurance
           MBIA            Municipal Bond Investors Assurance
           NR              Not Rated
           TCRS            Transferable Custodial Receipts
           XLCA            XL Capital Assurance

                 See accompanying notes to financial statements.

                             Hawaiian Tax-Free Trust
                          NOTES TO FINANCIAL STATEMENTS


(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.


(b) At December 31, 2006, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $672,973,561 amounted to $25,646,412, which consisted of aggregate gross unrealized appreciation of $25,874,196 and aggregate gross unrealized depreciation of $227,784.




Item 2. Controls and Procedures.

(a) The Fund's chief financial and executive officers have evaluated the Fund's disclosure controls and procedures within 90 days of this filing and have concluded that the Fund's disclosure controls and procedures were effective, as of this date, in ensuring that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported timely.

(b) The Fund's chief financial and executive officers are aware of no changes in the Fund's internal control over financial reporting that occurred during the Fund's latest fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.


Item 3. Exhibits.

Filed as exhibits as part of this Form are separate certifications for each chief financial and executive officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR 270.30a-2(a)).




                                 Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HAWAIIAN TAX-FREE TRUST

By:	/s/ Diana P. Herrmann
      -------------------------------
      Diana P. Herrmann
      Vice Chair, President and Trustee
      February 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Diana P. Herrmann
      ---------------------------------
      Diana P. Herrmann
      Vice Chair, President and Trustee
      February 27, 2007


By:  /s/  Joseph P. DiMaggio
	-----------------------------------
	Joseph P. DiMaggio
	Chief Financial Officer and Treasurer
	February 27, 2007